Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of provision for (benefit from) income taxes
Federal			$ (297,000)
State			90,459	48,232
Foreign			437,704	106,217
Total current			231,163	154,449
Deferred:
Federal			(699,146)	(2,530,775)
State			(119,679)	(270,197)
Total deferred		(221,000)	(1,122,523)	(2,800,972)
Total (benefit) from income taxes	$ 137,000	$ (317,000)	$ (587,662)	$ (2,646,523)